November 6, 2007

VIA FEDERAL EXPRESS AND EDGAR

John Reynolds, Assistant Director

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Mail Stop 3561

Re:	United Refining Energy Corp.
Amendment No. 2 to Registration Statement on Form S-1
Filed October 12, 2007
File No. 333-144704

Dear Mr. Reynolds:

On behalf of United Refining Energy Corp. (the “Company”), we are electronically transmitting hereunder a conformed copy of Amendment No. 3 (“Amendment No. 3”) to the Registration Statement of the Company on Form S-1 (the “Registration Statement”) reflecting comments set forth in the Staff’s letter to the Company dated November 2, 2007 (the Staff’s Letter”). Marked courtesy copies of this filing are being sent via overnight mail to Ronald Alper, Esq.

We wanted to inform you of additional changes in Amendment No. 3, which reflect a change in the terms of the offering and which can be summarized as follows:

1.	If the Company enters into a definitive agreement but anticipates that a business combination will not be consummated within 24 months of the date of the Company’s prospectus, the Company shall seek stockholder approval to extend the period of time to consummate a business combination by an additional six (6) months for the purpose of consummating such business combination. In order to extend the period of time to 30 months, (i) a majority of the Company’s outstanding shares of common stock and a majority of the shares of common stock voted by the Company’s public stockholders must approve an amendment to the Company’s amended and restated certificate of incorporation extending the Company’s corporate life to 30 months and (ii) public stockholders owning no more than one share less than 30.0% of the shares of common stock sold in this offering may have voted against the proposed amendment and exercised their redemption rights. The revisions to the Company’s amended and restated certificate of incorporation reflecting this possible extension (a form of which is filed as Exhibit 3.2 to Amendment 3) has been reviewed and cleared by Delaware counsel.

2.	In the event the Company’s stockholders approve the amendment referred to in number 1 above, the following changes shall also be made:

a.	The escrow period related to the shares of common stock owned by the Company’s sponsor, United Refining, Inc. (which period currently commences on the consummation of the Company’s offering and terminates on the earlier of: (i) one year from the consummation of the business combination or (ii) three years from the effective date of the Company’s Registration Statement) shall be revised to indicate that it shall continue for a period of no less than one year from the date of the business combination.

b.	The exercise period of the warrants included in the units sold by the Company shall be extended for a similar period (i.e., the four-year exercise period shall be extended to four years and six months).

c.	The term of the right of first refusal with respect to future public and private equity and debt offerings that the Company has granted to the representatives of the underwriters shall be extended from 24 months to 30 months.

3.	The sponsor’s indemnification obligation with respect to claims of creditors, vendors, service providers and target businesses that have not executed a valid and binding waiver of their right to seek payment of amounts due to them out of the trust account shall in no event exceed $25,000,000.

In order to facilitate your review of this submission, we have restated and responded to each of the comments set forth in the Staff’s Letter on a point-by-point basis. The numbered paragraphs set forth below correspond to the numbered paragraphs in the Staff’s Letter. Page numbers refer to the marked copy of the enclosed submission.

Summary Financial Data

1.	Show us how you calculated your As Adjusted total current assets and total current liabilities. It appears these amounts give effect to the deferred legal fees being paid out of the proceeds of the offering, which is not consistent with your disclosure in your filing (i.e., payment from interest earned on the trust). Please advise or revise.

The Company has revised the Summary Financial Data table (page 27) to indicate that the “As Adjusted” total current liabilities includes the $200,000 deferred legal fees, which will be paid from the interest income earned on the trust account. In addition, we have revised Note (1) to the table to reflect the treatment of the deferred legal fees.

Capitalization, page 67

2.	We reviewed your response to our prior comment 6. Your response did not address our comment, thus the comment will be reissued. Note (1) to your table indicates that the As Adjusted amounts assume payment of the deferred discount to your underwriters. This does not appear to be consistent with your presentation of an As Adjusted underwriter’s fee payable of $10.5 million and your disclosure in Note (5). If payment has been assumed, then a liability for payment would not exist. Please advise or revise.

Note (1) to the Company’s Capitalization Table (page 70) has been revised to indicate that the “As Adjusted” column assumes a liability, and not a payment, to the underwriters of the deferred discount out of the offering proceeds.

3.	In connection with the comment above, show us where you have presented the $200,000 in deferred legal fees to be payable from interest earned on the trust account. Please advise or revise.

The Company has revised the Capitalization table (page 70) to add the deferred legal fees to line item 3 and has reflected such change in Note (6) thereto.

Financial Statements

General

4.	Please provide a currently dated consent in any amendment and ensure the financial statements are updated as required by Rule 3-12(g) of Regulation S-X.

The Staff’s comment is duly noted. Provided with Amendment No. 3 is a currently dated consent from the Company’s independent registered accounting firm. In addition, the financial statements included in Amendment No. 3 have been updated as required by Rule 3-12(g) of Regulation S-X.

Notes to Financial Statements

Note 3—Proposed Public Offering, F-9

5.	We reviewed your response to our comment 12 from our previous letter. We note your fair value analysis was based on a sample of 34 companies proportionally similar to your offering. In order to support your conclusion, please provide us with the following:

•	Tell us about the underlying warrant prices in your sample unit offerings and clarify how these offerings are proportionally similar to your offering

(i.e. clarify how a $8 unit ($6 warrant and 1 share) would be proportionally similar to your $20 unit ($14 warrant and one share).

•	We note you provided a “modest discount” in your analysis. Please disclose the discount rate used and your basis for selecting this rate.

•

Clarify if you considered solely, the closing separate trading price in your analysis or a consistent period after trading for each of the sample unit offerings (i.e. was the separate trading price for each sample company analyzed for a constant number of days).

The Company has concluded the underlying $14.00 warrant price in its $20.00 unit is proportionately similar to transactions consummated to date. In determining the warrant prices, the Company analyzed a sample of similar transactions consummated during 2007 and, in doing so, reviewed the strike prices of the public warrants. Based on a sample size consisting of 45 companies currently seeking an acquisition as of October 29th, 2007 (but not yet announced) which had a unit price of $8.00 and $10.00, the intrinsic value as a percentage of the unit price ranged from a high of 43.8% (for an $8.00 unit with a $4.50 strike price), to a low of 20.0% (for $10.00 units with an $8.00 strike price). The average intrinsic value as a percentage of the unit price, defined for this purpose as the difference between the unit offering price and the warrant exercise price, is 31.6%. Furthermore, one-third (15) of the 45 companies in the sample had an intrinsic value of 30.0% or greater of its unit price. In comparison, the Company’s units are being offered at $20.00, with a strike of $14.00 and have an intrinsic value of 30.0% of its unit price. Based on these factors, the Company concluded that the analysis was in-line with the sample of similar transactions.

Additionally, in reference to the “modest discount” as noted in your comment, the Company respectfully submits that this is referring to the purchase price of the warrants to be sold to the sponsor for $2.00 per warrant and its fair value. Of the 45 companies currently seeking (but not yet announced) an acquisition which have a unit price of $8.00 or $10.00, 44 sold warrants in private placements to their sponsors for $1.00. Therefore, the Company has determined that the $2.00 warrant purchase price in this offering is proportionately similar to a $1.00 warrant purchase price in a $10.00 offering.

With respect to the time period of no more than 90 days after separation of the unit in determining the average daily closing prices for a similar sample of companies (in the previous response letter the sample was 34 companies seeking an acquisition, but not yet announced, which had a unit price of $8.00 or $10.00) the Company used a limit of 90 days of data. Although not all companies in the sample had been separated for 90 days as of that date, the average number of days since separation (but limited to 90 days) was 80 days. Additionally, the median was 90 days.

Should you have any questions concerning the foregoing responses, please contact me by telephone at (212) 956-5803 or Stuart Neuhauser, Esq. at (212) 370-1300.

Very truly yours,

UNITED REFINING ENERGY CORP.

By:	/s/ James E. Murphy
Name: James E. Murphy Title: Chief Financial Officer

cc:	John A. Catsimatidis
Douglas S. Ellenoff, Esq.
Stuart Neuhauser, Esq.
Martin R. Bring, Esq.
Steven M. Skolnick, Esq.
John Kyrakides, CPA
Deutsche Bank Securities Inc.
Maxim Group LLC

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